Trade payables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Payables

	12.31.2019	12.31.2018
Third parties in Brazil	2,560	4,008
Third parties abroad	2,045	1,572
Related parties	996	747

Balance in current liabilities	5,601	6,327